Share-based payment (Tables)	12 Months Ended
Dec. 31, 2020
Share-based payment
Schedule of grants of share options by exercise price and assumptions

Stock option
Grant					Fair value assumptions
					Expected

		Quantity of	Strike price	Fair Value			Risk-free
Number	Date	options	- Reais	of Shares	Dividends - %	Volatility - %	interest rate - %	Maturity term	Maturity date
1st	2013	1,842,951	6.24	4.24	3.30%	25.24%	10.27%	4 years	2017
2nd	2014	406,059	11.28	3.94	0.80%	25.11%	10.12%	4 years	2018
3rd	2015	432,855	38.72	11.86	1.28%	24.00%	12.96%	4 years	2019
4th	2016	566,592	38.17	14.00	0.85%	25.01%	7.25%	4 years	2020
5th	2017	391,618	16.99	3.83	1.34%	24.25%	9.71%	4 years	2021
6th	2018	420,552	21.61	2.99	1.39%	23.69%	7.43%	4 years	2022

Schedule of changes in stock options outstanding

	Stock option plan
	Number of	Strike
	outstanding	price
	shares	(in Reais)
December 31, 2019	716,173	19.16
(-) Exercised	(430,926)
(-) Canceled	—
December 31, 2020	285,247	19.30

Schedule of grants of restricted shares by exercise price and assumptions

Deferred shares
Grant				Fair value assumptions
				Expected
		Number of	Fair Value			Risk-free interest		Maturity
Number	Date	shares	of Shares	Dividends - %	Volatility - %	rate, %	Maturity term	date of
1st	2016	10,446	16.00	0.80%	25.01%	13.64%	1 years	2017
2nd	2017	884,602	27.84	1.34%	24.25%	9.71%	4 years	2021
3rd	2018	448,489	18.12	1.39%	23.69%	7.43%	4 years	2022
4th	2019	3,232,761	27.75	1.33%	27.14%	6.42%	4 years	2023
5th	2020	854,762	20.11	1.01%	30.80%	5.11%	4 years	2024
6th	2020	5,100	24.63	1.01%	30.80%	3.03%	1.7 years	2022
6th	2020	19,326	20.59	1.01%	30.80%	2.90%	1 years	2021

Schedule of financial activity of the restricted shares

	Restricted shares

	Number of outstanding
	shares	Strike price (in Reais)
December 31, 2019	3,735,094	34.33
Granted	879,188
(-) Exercised	(927,708)
(-) Canceled	(368,280)
December 31, 2020	3,318,294	20.77